Loans and advances to customers - Movement in gross exposure by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	€ (184,596)	€ (191,124)
Impairment at end of year	(176,554)	(184,596)	€ (191,124)
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	474	635
Impairment at end of year	284	474	635
Customers
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	(942,218)	(882,921)
Impairment at end of year	(916,199)	(942,218)	(882,921)
Customers | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Write-offs	8,930	12,593	12,673
Exchange differences and other changes	3,336	(163)	387
Customers | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	22,242	23,307	25,936
Exchange differences and other changes	(3,020)	420	(457)
Impairment at end of year	23,595	22,242	23,307
Customers | Accumulated impairment | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	8,309	8,401
Impairment at end of year	9,937	8,309	8,401
Customers | Accumulated impairment | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	13,933	14,906
Impairment at end of year	13,658	13,933	14,906
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	932,252	881,473	842,435
Net changes on financial assets	49,945	49,881	72,465
Write-offs	(8,930)	(12,593)	(12,673)
Exchange differences and other changes	(58,939)	13,491	(20,754)
Impairment at end of year	914,328	932,252	881,473
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	849,939	795,829	746,654
Transfer to stage 2 from stage 1	(43,170)	(28,369)	(31,234)
Transfer to stage 3 from stage 1	(5,120)	(4,101)	(3,980)
Transfer to stage 1 from stage 2	13,459	12,436	21,795
Transfer to stage 1 from stage 3	578	488	835
Net changes on financial assets	53,555	61,581	79,727
Exchange differences and other changes	(51,335)	12,075	(17,968)
Impairment at end of year	817,906	849,939	795,829
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	50,476	52,183	60,304
Transfer to stage 2 from stage 1	43,170	28,369	31,234
Transfer to stage 3 from stage 2	(8,734)	(13,240)	(13,998)
Transfer to stage 1 from stage 2	(13,459)	(12,436)	(21,795)
Transfer to stage 2 from stage 3	1,831	2,439	4,103
Net changes on financial assets	(2,951)	(8,092)	(5,265)
Exchange differences and other changes	(4,229)	1,253	(2,400)
Impairment at end of year	66,104	50,476	52,183
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	31,837	33,461	35,477
Transfer to stage 3 from stage 1	5,120	4,101	3,980
Transfer to stage 3 from stage 2	8,734	13,240	13,998
Transfer to stage 2 from stage 3	(1,831)	(2,439)	(4,103)
Transfer to stage 1 from stage 3	(578)	(488)	(835)
Net changes on financial assets	(659)	(3,608)	(1,997)
Write-offs	(8,930)	(12,593)	(12,673)
Exchange differences and other changes	(3,375)	163	(386)
Impairment at end of year	€ 30,318	€ 31,837	€ 33,461